DEBT - Narrative (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2020 USD ($)	Jan. 31, 2017 USD ($) d	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)	Aug. 30, 2020 USD ($)	Aug. 27, 2020 USD ($)	Jan. 18, 2017 USD ($)
Debt Instrument [Line Items]
Debt issuance costs						$ 1,667,000
Threshold trading days | d		20
Threshold consecutive trading days | d		30
Exchange price threshold percentage for 20 trading days out of 30 consecutive trading days		130.00%
Conversion option reclassified from equity to liability				$ 292,940,000
Loss in respect of debt extinguishment			$ 1,206,000	13,969,000	$ 0
Member Units
Debt Instrument [Line Items]
Number of exchangeable note shares (in shares) | shares			3,457,475
Strike price (in usd per share) | $ / shares			$ 101.82
Term Debt
Debt Instrument [Line Items]
Principal amount						475,000,000
Prepaid principal amount		$ 260,000,000
Debt issuance costs		5,300,000				10,158,000
Repayment of remaining principal amount	$ 215,000,000
Amortization of debt issuance costs	725,000				1,687,000
Term Debt | Senior Notes | Member Units
Debt Instrument [Line Items]
Revolving credit facility						$ 75,000,000
Amortization of remaining debt issuance costs	$ 325,000
Term Debt | Minimum
Debt Instrument [Line Items]
Commitment fee percentage						0.25%
Term Debt | Maximum
Debt Instrument [Line Items]
Commitment fee percentage						0.50%
Term Debt | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Spread on variable rate						0.50%
Term Debt | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Spread on variable rate						1.00%
Term Debt | Eurocurrency loans ranges | Minimum
Debt Instrument [Line Items]
Total net leverage ratio						0.0125
Term Debt | Eurocurrency loans ranges | Maximum
Debt Instrument [Line Items]
Total net leverage ratio						0.0200
Term Debt | ABR loans ranges | Minimum
Debt Instrument [Line Items]
Total net leverage ratio						0.0025
Term Debt | ABR loans ranges | Maximum
Debt Instrument [Line Items]
Total net leverage ratio						0.0100
2017 Exchangeable Notes
Debt Instrument [Line Items]
Principal amount			$ 90,055,000	110,187,000					$ 90,055,000
Debt issuance costs		5,791,000
Amortization of debt issuance costs			303,000	608,000	820,000
Principal		$ 287,500,000
Notice amount for conversion			2,039,000	195,342,000
Notice settlement amount			20,132,000	177,308,000
Loss in respect of debt extinguishment			$ 1,206,000	13,969,000	0
Warrants and Rights Outstanding, Term			3 months
2017 Exchangeable Notes | Fair Value, Inputs, Level 2 | Estimate of Fair Value Measurement
Debt Instrument [Line Items]
Debt fair value			$ 207,169,000	405,410,000
2020 Exchangeable Notes
Debt Instrument [Line Items]
Principal amount			460,000,000	460,000,000			$ 460,000,000	$ 460,000,000
Debt issuance costs							$ 8,574,000
Amortization of debt issuance costs			1,693,000	1,485,000	492,000
Loss in respect of debt extinguishment			0	0	$ 0
2020 Exchangeable Notes | Fair Value, Inputs, Level 2 | Estimate of Fair Value Measurement
Debt Instrument [Line Items]
Debt fair value			$ 433,113,000	$ 554,410,000